Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Period End Exchange Rate [Member]
Schedule of Foreign Exchange Rates [Line Items]
Currency exchange rate	7.78	7.83	7.85
Period Average Exchange Rate [Member]
Schedule of Foreign Exchange Rates [Line Items]
Currency exchange rate	7.79	7.82	7.84